Basis of Presentation of the Consolidated Financial Statements - Agreement between Telefonica de Espana (Details) € in Millions, R$ in Millions		12 Months Ended
	Dec. 20, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)
Disclosure of subsidiaries [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)		€ 781	€ (473)	€ 580
Deferred tax assets		4,884	5,616	6,416
Deferred tax assets for temporary differences
Disclosure of subsidiaries [line items]
Deferred tax assets		5,205	4,610
Retained earnings
Disclosure of subsidiaries [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)		936	(354)	(223)
Non-controlling interests
Disclosure of subsidiaries [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)		(155)	€ (119)	€ 318
Bluevia Fibra, S.L.U. | Deferred tax assets for temporary differences
Disclosure of subsidiaries [line items]
Deferred tax assets		€ 548				R$ 548
Bluevia Fibra, S.L.U. | Retained earnings
Disclosure of subsidiaries [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	€ 986
Bluevia Fibra, S.L.U. | Non-controlling interests
Disclosure of subsidiaries [line items]
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	€ 23
Vauban/CAA | Bluevia Fibra, S.L.U.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in associate (in percentage)	45.00%
Consideration (share purchase price)					€ 1,021	R$ 1,021